Description of Business and Basis for Preparation	6 Months Ended
Jun. 30, 2019
Disclosure Of Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Description of Business and Basis of Preparation
Description of Business and Basis for Preparation

1.1 Reporting Entity

Spark Networks SE (“Spark Networks” or the “Company”) is domiciled in Germany. The Company’s office is located at Kohlfurter Str. 41/43, 10999 Berlin, registered with the commercial register (Handelsregister) of the local court (Amtsgericht) of Munich, Germany, under HRB 232591. The Group consists of Spark Networks SE (“Spark Networks”) and its consolidated subsidiaries. The Group is a global operator of online dating websites and targets professionals and university-educated singles who are looking for a serious, long-term relationship. The Group reports two reportable segments – North America and International – and operates a portfolio of premium brands including EliteSingles, Jdate, Christian Mingle, SilverSingles, eDarling, JSwipe, and AttractiveWorld in 29 countries and 16 languages. The American Depositary Shares (“ADSs”) of Spark Networks SE, each representing one-tenth of an ordinary share, €1.00 nominal value per share, of Spark Networks SE, are publicly listed on the NYSE American exchange under the ticker symbol “LOV.”

The Group was formed in 2017 through the merger of Affinitas GmbH (“Affinitas”) and Spark Networks, Inc. (“Spark”) with Affinitas as the accounting acquirer and, therefore, the accounting predecessor of Spark Networks. The merger with Spark, which became effective on November 2, 2017, is accounted for as a business combination using the acquisition method.

1.2 Basis of Accounting

These unaudited condensed interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These unaudited condensed interim consolidated financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting, and should be read in conjunction with the Group’s last annual consolidated financial statements as of and for the year ended December 31, 2018, included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2018 (the “2018 Form 20-F”), filed with the Securities and Exchange Commission on April 29, 2019. These unaudited condensed interim consolidated financial statements do not include all of the information required for a complete set of IFRS financial statements. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

With the exception of the standards, interpretations, and amendments of standards and interpretations that are effective for the first time in the financial year (see Note 1.6 – New standards, interpretations and amendments to standards and interpretations) and the treatment of income tax expenses in accordance with IAS 34, the accounting policies adopted are consistent with those of the previous financial year as of and for the year ended December 31, 2018, as disclosed in the 2018 Form 20-F.

These unaudited condensed interim consolidated financial statements were authorized for issue by the Company’s management board on August 28, 2019.

1.3 Functional and presentation currency

These unaudited condensed interim consolidated financial statements are presented in euro, which is the Group's presentation currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated. The financial statements of the Group's foreign subsidiaries are prepared using the local currency as the subsidiary's functional currency. The Group translates the assets and liabilities into euro using period-end exchange rates at the reporting date, and revenue and expenses using average exchange rates for the period. The resulting translations gain or loss is included in accumulated other comprehensive income and is excluded from net loss.

1.4 Use of judgments and estimates

In preparing these unaudited condensed interim consolidated financial statements, management has made judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements as of and for the year ended December 31, 2018, as disclosed in the 2018 Form 20-F.

1.5 Basis of measurement

These unaudited condensed interim consolidated financial statements have been prepared on the historical cost basis.

1.6 New standards, interpretations and amendments to standards and interpretations

A number of new standards and amendments to standards are effective for annual periods beginning after January 1, 2020 and earlier application is permitted; however, the Group has not early adopted the following new or amended standards in preparing these unaudited condensed interim consolidated financial statements.

Standard interpretation
Revised Conceptual Framework for Financial Reporting	Amendments to 'References to Conceptual Framework in IFRS Standards'
Amendments to IFRS 3	Amendments to 'Definition of a Business' - Clarifications
Amendments to IAS 1 and IAS 8	Amendments to 'Definition of Material' - Clarifications

None of these standards, amendments to standards, or new interpretations are expected to have a significant effect on the unaudited condensed interim consolidated financial statements of the Group.

The following standards were effective for annual periods beginning on January 1, 2019, and were adopted by Group for the first time in the unaudited condensed interim consolidated financial statements:

IFRS 16 Leases

IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are optional exemptions for short-term leases and leases of low value items. Lessor accounting remains similar to the current standard – i.e. lessors continue to classify leases as finance or operating leases. IFRS 16 replaces the prior standard, IAS 17 Leases, and related interpretations. The standard is effective for annual periods beginning on or after January 1, 2019.

The Group adopted IFRS 16 as of January 1, 2019 for the first time, applying the modified retrospective approach. Under the chosen transition method, comparative information has not been restated and there was no cumulative impact to the Group's retained earnings at January 1, 2019 from the adoption of IFRS 16. The Group elected to use a number of the practical expedients offered by the standard, including non-capitalization of short-term leases, and the use of hindsight when determining the lease term if the contract contains options to extend or terminate the lease. Additionally, the Group applied a practical expedient to ‘grandfather’ its previous assessment of which existing contracts are, or contain, leases. The Group applied IFRS 16 to all contracts that were previously identified as leases under IAS 17 Leases. Contracts that were not identified as leases under IAS 17 were not reassessed. Under IFRS 16, a contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration. The definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.

On January 1, 2019, the Group recognized lease liabilities in relation to two lease contracts as a lessee for office space in Berlin, Germany and Utah in the United States, which were previously classified as operating leases under IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the weighted average incremental borrowing rate as of January 1, 2019. The lessee's weighted average incremental borrowing rate applied to the lease liabilities was 2.79%. Interest is charged over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. When measuring the right-of-use asset, there were two options in transition. The Group chose the option to measure the associated right-of-use assets at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments existing immediately prior to the date of initial application. The right-of-use asset is depreciated over the shorter of the asset's life or the lease term on a straight-line basis.

The nature of expenses related to the Group's leases changed under IFRS 16. Expenses related to the Group's leases were previously recognized on a straight-line basis as operating lease expense under IAS 17 Leases. Beginning January 1, 2019, the Group recognizes depreciation expense for right-of-use assets as operating expense and interest expense on lease liabilities as finance expense within the Consolidated Statements of Operations and Comprehensive Loss.

The transition impact of the policy change as of January 1, 2019, was as follows:

–	Property, plant, and equipment are higher by €1.3 million due to the recognition of right-of-use assets.

–	Current financial liabilities are higher by €401 thousand due to the recognition of lease liabilities.

–	Non-current financial liabilities are higher by €916 thousand due to the recognition of lease liabilities.

–	Trade and other payables are lower by €55 thousand due to the de-recognition of deferred rent.

Below is a reconciliation of the Group's operating lease commitments at December 31, 2018 and lease liabilities recognized on January 1, 2019:

in € thousands	January 1, 2019
Operating lease commitments as of December 31, 2018 as disclosed in the Group's consolidated financial statements	2,261
Contracts not containing a lease	(874)
Operating lease commitments as of January 1, 2019	1,387
Discounted using the weighted average incremental borrowing rate of 2.79% at January 1, 2019	1,331
Recognition exemption for leases with less than 12 months of lease term at transition	(14)
Lease liabilities recognized on January 1, 2019	1,317

For the six months ended June 30, 2019, the Group recognized depreciation expense from right-of-use assets of €232 thousand and interest expense on lease liabilities of €17 thousand. IFRS 16 also affects the Group's consolidated statement of cash flow: operating cash flow increased by €200 thousand and cash flow from financing activities decreased by €200 thousand for the six months ended June 30, 2019.